Expense Example, No Redemption - Class C	Jul. 31, 2024 USD ($)
Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,375
The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,349
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,460
The Tax-Exempt Fund of California | Tax-Exempt Fund of California
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,384
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	765
Expense Example, No Redemption, 10 Years	$ 1,481